Computer hardware prepayments (Tables)	6 Months Ended
Dec. 31, 2023
Computer hardware prepayments [Abstract]
Mining Hardware Prepayments
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Non-current assets
Mining hardware prepayments	22,264	68
High-performance computing hardware prepayments	8,291	-

Total computer hardware prepayments	30,555	68